Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 24, 2018	Dec. 31, 2017
Allowance for doubtful accounts	$ 14	$ 9		$ 6
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000		25,000,000
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000		100,000,000
Common stock, shares issued (in shares)	6,825,183	4,845,697	5,333,332	38,218,660
Common stock, shares outstanding (in shares)	6,825,183	4,845,697		38,218,660